Taxation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current and deferred portions of income tax expense
Current	$ 613,790	$ 3,479,303	$ 3,338,886
Deferred	(5,170)	0	0
Income tax expense	$ 608,620	$ 3,479,303	$ 3,338,886